Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of deferred financing costs	$ 78	$ 387	$ 263